Commitments, Contingencies and Guarantees - Contractual Obligations (Detail) - EUR (€) € in Millions				12 Months Ended
		Feb. 18, 2019	Jan. 23, 2019	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Nov. 03, 2016
Recorded Unconditional Purchase Obligation [Line Items]
Parental Guarantee Agreement Regarding Real Estate Lease of Subsidiary				€ 92.4
Loss Contingency, Loss in Period				0.0
Non-committed guarantee facility				€ 85.0
Legal Fees						€ 131.0	€ 0.0
Binding MOU Agreement Date			Jan. 23, 2019
Royalty Expense				0.80%
Increase (Decrease) in Royalties Payable				P10Y
Contractual obligations	[1]			€ 8,600.4
1 year	[1]			4,364.8
2 year	[1]			702.4
3 year	[1]			742.9
4 year	[1]			871.7
5 year	[1]			55.6
After 5 years	[1]			1,863.0
Loss Contingency, Settlement Agreement, Date		Feb. 18, 2019
Zeiss High-NA Funding Commitment [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations				524.8	[2]	€ 795.3		€ 760.0
1 year	[2]			304.3
2 year	[2]			214.4
3 year	[2]			6.1
4 year	[2]			0.0
5 year	[2]			0.0
After 5 years	[2]			0.0
Long-term Debt [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	[3]			3,303.5
1 year	[3]			59.2
2 year	[3]			59.0
3 year	[3]			556.1
4 year	[3]			795.8
5 year	[3]			26.3
After 5 years	[3]			1,807.1
Operating Lease Obligations [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	[4]			209.4
1 year	[4]			53.5
2 year	[4]			44.4
3 year	[4]			31.7
4 year	[4]			19.1
5 year	[4]			11.8
After 5 years	[4]			48.9
Purchase Obligations [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations				4,562.7
1 year				3,947.8
2 year				384.6
3 year				149.0
4 year				56.8
5 year				17.5
After 5 years				€ 7.0

[1]	4. We have excluded unrecognized tax benefits for an amount of €227.1 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.
[2]	3. For further details see Note 9 Equity method investments.
[3]
1.
Long-term debt obligations mainly relate to principal amounts and interest payments of our Eurobonds. For the amounts excluding interest expenses and for further details see Note 15 Long-term debt and interest and other costs.

[4]	2. For further details see Note 13 Right-of-use assets and lease liabilities.